New Accounting Standards New Accounting Standards (Narrative) (Details)	1 Months Ended
	Aug. 31, 2015	Feb. 29, 2016 classification	Jan. 31, 2016 provision
Subsequent Events [Abstract]
Period of deferral of effective date, in years	1 year
Subsequent Event [Member]
Subsequent Events [Abstract]
Number of classifications | classification		2
Number of provisions | provision			1